Sale of vessels (Tables)	9 Months Ended
Sep. 30, 2019
Sale of vessels
Schedule of Capital Leased Assets

The net loss on the sale of vessels for the nine months ended September 30, 2019 is calculated as follows:

	Seamaster	Seafarer	Total
Sales proceeds	9,700,000	9,100,000	18,800,000
Net book value of vessels	(15,979,901)	(15,537,708)	(31,517,609)
Sales related costs	(223,178)	(99,503)	(322,681)
Debt termination costs and related finance fees	(66,684)	(55,218)	(121,902)
Net loss on sale of vessels	(6,569,763)	(6,592,429)	(13,162,192)